Cover	Mar. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2022
Entity File Number	001-38182
Entity Registrant Name	EASTSIDE DISTILLING, INC.
Entity Central Index Key	0001534708
Entity Tax Identification Number	20-3937596
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2321 NE Argyle Street
Entity Address, Address Line Two	Unit D
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97211
City Area Code	(971)
Local Phone Number	888-4264
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false